Offerings - Offering: 1	Dec. 02, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.10 per share
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note
(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-283556 filed by the registrant on December 2, 2024.